Members’ Capital (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Oct. 01, 2023	Mar. 31, 2023
Class of Stock [Line Items]
Common Unit, Issuance Value	$ 2,143	$ 1,994
Restricted Stock [Member]
Class of Stock [Line Items]
Common Unit, Outstanding	340,000	384,000
[custom:CommonUnitsVested-0]	44,000	16,000
Share-Based Payment Arrangement, Expense	$ 20	$ 7
Catherine Leslie [Member] | Restricted Stock [Member]
Class of Stock [Line Items]
Common Unit, Issued			200
Class A Common Units [Member]
Class of Stock [Line Items]
Common Unit, Issued				17,371
Common Unit, Issuance Value				$ 1,460
Common Unit, Outstanding		20,000